Average Annual Total Returns - SA American Funds VCP Managed Allocation Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 Since Inception	Class 3 Inception Date	S&P 500 Managed Risk Index - Moderate (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Managed Risk Index - Moderate (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Managed Risk Index - Moderate (reflects no deduction for fees, expenses or taxes) Since Inception
Total	9.57%		9.01%	Sep. 26, 2016	9.32%	8.53%	7.77%	Oct. 15, 2012	6.83%	9.20%	9.57%